Shareholder Report, Holdings (Details)	Jun. 30, 2024
Variable Portfolio – Aggressive Portfolio Class 4 | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Variable Portfolio – Aggressive Portfolio Class 4 | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Variable Portfolio – Aggressive Portfolio Class 4 | Variable Portfolio – Partners Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Variable Portfolio – Aggressive Portfolio Class 4 | Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Variable Portfolio – Aggressive Portfolio Class 4 | Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Variable Portfolio – Aggressive Portfolio Class 4 | CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Variable Portfolio – Aggressive Portfolio Class 4 | CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Variable Portfolio – Aggressive Portfolio Class 4 | Variable Portfolio – Partners International Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Variable Portfolio – Aggressive Portfolio Class 4 | Variable Portfolio – Partners International Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Variable Portfolio – Aggressive Portfolio Class 4 | Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Variable Portfolio – Aggressive Portfolio Class 4 | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
Variable Portfolio – Aggressive Portfolio Class 4 | Fixed Income Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Variable Portfolio – Aggressive Portfolio Class 4 | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Portfolio – Aggressive Portfolio Class 4 | Money Market Funds 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Aggressive Portfolio Class 4 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio – Aggressive Portfolio Class 2 | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Variable Portfolio – Aggressive Portfolio Class 2 | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Variable Portfolio – Aggressive Portfolio Class 2 | Variable Portfolio – Partners Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Variable Portfolio – Aggressive Portfolio Class 2 | Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Variable Portfolio – Aggressive Portfolio Class 2 | Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Variable Portfolio – Aggressive Portfolio Class 2 | CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Variable Portfolio – Aggressive Portfolio Class 2 | CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Variable Portfolio – Aggressive Portfolio Class 2 | Variable Portfolio – Partners International Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Variable Portfolio – Aggressive Portfolio Class 2 | Variable Portfolio – Partners International Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Variable Portfolio – Aggressive Portfolio Class 2 | Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Variable Portfolio – Aggressive Portfolio Class 2 | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
Variable Portfolio – Aggressive Portfolio Class 2 | Fixed Income Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Variable Portfolio – Aggressive Portfolio Class 2 | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Portfolio – Aggressive Portfolio Class 2 | Money Market Funds 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Aggressive Portfolio Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio – Aggressive Portfolio Class 1 [Member] | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Variable Portfolio – Aggressive Portfolio Class 1 [Member] | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Variable Portfolio – Aggressive Portfolio Class 1 [Member] | Variable Portfolio – Partners Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Variable Portfolio – Aggressive Portfolio Class 1 [Member] | Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Variable Portfolio – Aggressive Portfolio Class 1 [Member] | Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Variable Portfolio – Aggressive Portfolio Class 1 [Member] | CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Variable Portfolio – Aggressive Portfolio Class 1 [Member] | CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Variable Portfolio – Aggressive Portfolio Class 1 [Member] | Variable Portfolio – Partners International Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Variable Portfolio – Aggressive Portfolio Class 1 [Member] | Variable Portfolio – Partners International Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Variable Portfolio – Aggressive Portfolio Class 1 [Member] | Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Variable Portfolio – Aggressive Portfolio Class 1 [Member] | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
Variable Portfolio – Aggressive Portfolio Class 1 [Member] | Fixed Income Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Variable Portfolio – Aggressive Portfolio Class 1 [Member] | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Portfolio – Aggressive Portfolio Class 1 [Member] | Money Market Funds 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Aggressive Portfolio Class 1 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio – Moderately Aggressive Portfolio Class 4 [Member] | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Variable Portfolio – Moderately Aggressive Portfolio Class 4 [Member] | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Variable Portfolio – Moderately Aggressive Portfolio Class 4 [Member] | Variable Portfolio – Partners Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Variable Portfolio – Moderately Aggressive Portfolio Class 4 [Member] | Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Variable Portfolio – Moderately Aggressive Portfolio Class 4 [Member] | Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Variable Portfolio – Moderately Aggressive Portfolio Class 4 [Member] | CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Portfolio – Moderately Aggressive Portfolio Class 4 [Member] | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Variable Portfolio – Moderately Aggressive Portfolio Class 4 [Member] | Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Variable Portfolio – Moderately Aggressive Portfolio Class 4 [Member] | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Variable Portfolio – Moderately Aggressive Portfolio Class 4 [Member] | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Moderately Aggressive Portfolio Class 4 [Member] | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.10%
Variable Portfolio – Moderately Aggressive Portfolio Class 4 [Member] | Fixed Income Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Variable Portfolio – Moderately Aggressive Portfolio Class 4 [Member] | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Moderately Aggressive Portfolio Class 4 [Member] | Money Market Funds 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Variable Portfolio – Moderately Aggressive Portfolio Class 4 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio – Moderately Aggressive Portfolio Class 2 [Member] | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Variable Portfolio – Moderately Aggressive Portfolio Class 2 [Member] | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Variable Portfolio – Moderately Aggressive Portfolio Class 2 [Member] | Variable Portfolio – Partners Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Variable Portfolio – Moderately Aggressive Portfolio Class 2 [Member] | Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Variable Portfolio – Moderately Aggressive Portfolio Class 2 [Member] | Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Variable Portfolio – Moderately Aggressive Portfolio Class 2 [Member] | CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Portfolio – Moderately Aggressive Portfolio Class 2 [Member] | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Variable Portfolio – Moderately Aggressive Portfolio Class 2 [Member] | Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Variable Portfolio – Moderately Aggressive Portfolio Class 2 [Member] | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Variable Portfolio – Moderately Aggressive Portfolio Class 2 [Member] | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Moderately Aggressive Portfolio Class 2 [Member] | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.10%
Variable Portfolio – Moderately Aggressive Portfolio Class 2 [Member] | Fixed Income Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Variable Portfolio – Moderately Aggressive Portfolio Class 2 [Member] | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Moderately Aggressive Portfolio Class 2 [Member] | Money Market Funds 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Variable Portfolio – Moderately Aggressive Portfolio Class 2 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio – Moderately Aggressive Portfolio Class 1 [Member] | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Variable Portfolio – Moderately Aggressive Portfolio Class 1 [Member] | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Variable Portfolio – Moderately Aggressive Portfolio Class 1 [Member] | Variable Portfolio – Partners Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Variable Portfolio – Moderately Aggressive Portfolio Class 1 [Member] | Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Variable Portfolio – Moderately Aggressive Portfolio Class 1 [Member] | Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Variable Portfolio – Moderately Aggressive Portfolio Class 1 [Member] | CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Portfolio – Moderately Aggressive Portfolio Class 1 [Member] | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Variable Portfolio – Moderately Aggressive Portfolio Class 1 [Member] | Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Variable Portfolio – Moderately Aggressive Portfolio Class 1 [Member] | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Variable Portfolio – Moderately Aggressive Portfolio Class 1 [Member] | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Moderately Aggressive Portfolio Class 1 [Member] | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.10%
Variable Portfolio – Moderately Aggressive Portfolio Class 1 [Member] | Fixed Income Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Variable Portfolio – Moderately Aggressive Portfolio Class 1 [Member] | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Moderately Aggressive Portfolio Class 1 [Member] | Money Market Funds 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Variable Portfolio – Moderately Aggressive Portfolio Class 1 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio – Moderate Portfolio Class 4 [Member] | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Variable Portfolio – Moderate Portfolio Class 4 [Member] | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Variable Portfolio – Moderate Portfolio Class 4 [Member] | Variable Portfolio – Partners Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Variable Portfolio – Moderate Portfolio Class 4 [Member] | Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Variable Portfolio – Moderate Portfolio Class 4 [Member] | CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Variable Portfolio – Moderate Portfolio Class 4 [Member] | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Variable Portfolio – Moderate Portfolio Class 4 [Member] | Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Variable Portfolio – Moderate Portfolio Class 4 [Member] | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Variable Portfolio – Moderate Portfolio Class 4 [Member] | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Variable Portfolio – Moderate Portfolio Class 4 [Member] | Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Variable Portfolio – Moderate Portfolio Class 4 [Member] | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Variable Portfolio – Moderate Portfolio Class 4 [Member] | Fixed Income Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
Variable Portfolio – Moderate Portfolio Class 4 [Member] | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – Moderate Portfolio Class 4 [Member] | Money Market Funds 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Variable Portfolio – Moderate Portfolio Class 4 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Portfolio – Moderate Portfolio Class 2 [Member] | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Variable Portfolio – Moderate Portfolio Class 2 [Member] | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Variable Portfolio – Moderate Portfolio Class 2 [Member] | Variable Portfolio – Partners Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Variable Portfolio – Moderate Portfolio Class 2 [Member] | Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Variable Portfolio – Moderate Portfolio Class 2 [Member] | CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Variable Portfolio – Moderate Portfolio Class 2 [Member] | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Variable Portfolio – Moderate Portfolio Class 2 [Member] | Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Variable Portfolio – Moderate Portfolio Class 2 [Member] | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Variable Portfolio – Moderate Portfolio Class 2 [Member] | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Variable Portfolio – Moderate Portfolio Class 2 [Member] | Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Variable Portfolio – Moderate Portfolio Class 2 [Member] | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Variable Portfolio – Moderate Portfolio Class 2 [Member] | Fixed Income Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
Variable Portfolio – Moderate Portfolio Class 2 [Member] | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – Moderate Portfolio Class 2 [Member] | Money Market Funds 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Variable Portfolio – Moderate Portfolio Class 2 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Portfolio – Moderate Portfolio Class 1 [Member] | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Variable Portfolio – Moderate Portfolio Class 1 [Member] | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Variable Portfolio – Moderate Portfolio Class 1 [Member] | Variable Portfolio – Partners Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Variable Portfolio – Moderate Portfolio Class 1 [Member] | Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Variable Portfolio – Moderate Portfolio Class 1 [Member] | CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Variable Portfolio – Moderate Portfolio Class 1 [Member] | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Variable Portfolio – Moderate Portfolio Class 1 [Member] | Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Variable Portfolio – Moderate Portfolio Class 1 [Member] | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Variable Portfolio – Moderate Portfolio Class 1 [Member] | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Variable Portfolio – Moderate Portfolio Class 1 [Member] | Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Variable Portfolio – Moderate Portfolio Class 1 [Member] | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Variable Portfolio – Moderate Portfolio Class 1 [Member] | Fixed Income Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
Variable Portfolio – Moderate Portfolio Class 1 [Member] | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – Moderate Portfolio Class 1 [Member] | Money Market Funds 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Variable Portfolio – Moderate Portfolio Class 1 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Portfolio – Moderately Conservative Portfolio Class 4 [Member] | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Portfolio – Moderately Conservative Portfolio Class 4 [Member] | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Variable Portfolio – Moderately Conservative Portfolio Class 4 [Member] | Variable Portfolio – Partners Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Variable Portfolio – Moderately Conservative Portfolio Class 4 [Member] | Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Portfolio – Moderately Conservative Portfolio Class 4 [Member] | Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Variable Portfolio – Moderately Conservative Portfolio Class 4 [Member] | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Variable Portfolio – Moderately Conservative Portfolio Class 4 [Member] | Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Variable Portfolio – Moderately Conservative Portfolio Class 4 [Member] | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Variable Portfolio – Moderately Conservative Portfolio Class 4 [Member] | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Variable Portfolio – Moderately Conservative Portfolio Class 4 [Member] | Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Moderately Conservative Portfolio Class 4 [Member] | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Variable Portfolio – Moderately Conservative Portfolio Class 4 [Member] | Fixed Income Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
Variable Portfolio – Moderately Conservative Portfolio Class 4 [Member] | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Moderately Conservative Portfolio Class 4 [Member] | Money Market Funds 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Variable Portfolio – Moderately Conservative Portfolio Class 4 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio – Moderately Conservative Portfolio Class 2 [Member] | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Portfolio – Moderately Conservative Portfolio Class 2 [Member] | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Variable Portfolio – Moderately Conservative Portfolio Class 2 [Member] | Variable Portfolio – Partners Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Variable Portfolio – Moderately Conservative Portfolio Class 2 [Member] | Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Portfolio – Moderately Conservative Portfolio Class 2 [Member] | Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Variable Portfolio – Moderately Conservative Portfolio Class 2 [Member] | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Variable Portfolio – Moderately Conservative Portfolio Class 2 [Member] | Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Variable Portfolio – Moderately Conservative Portfolio Class 2 [Member] | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Variable Portfolio – Moderately Conservative Portfolio Class 2 [Member] | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Variable Portfolio – Moderately Conservative Portfolio Class 2 [Member] | Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Moderately Conservative Portfolio Class 2 [Member] | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Variable Portfolio – Moderately Conservative Portfolio Class 2 [Member] | Fixed Income Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
Variable Portfolio – Moderately Conservative Portfolio Class 2 [Member] | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Moderately Conservative Portfolio Class 2 [Member] | Money Market Funds 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Variable Portfolio – Moderately Conservative Portfolio Class 2 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio – Moderately Conservative Portfolio Class 1 [Member] | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Portfolio – Moderately Conservative Portfolio Class 1 [Member] | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Variable Portfolio – Moderately Conservative Portfolio Class 1 [Member] | Variable Portfolio – Partners Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Variable Portfolio – Moderately Conservative Portfolio Class 1 [Member] | Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Portfolio – Moderately Conservative Portfolio Class 1 [Member] | Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Variable Portfolio – Moderately Conservative Portfolio Class 1 [Member] | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Variable Portfolio – Moderately Conservative Portfolio Class 1 [Member] | Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Variable Portfolio – Moderately Conservative Portfolio Class 1 [Member] | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Variable Portfolio – Moderately Conservative Portfolio Class 1 [Member] | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Variable Portfolio – Moderately Conservative Portfolio Class 1 [Member] | Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Moderately Conservative Portfolio Class 1 [Member] | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Variable Portfolio – Moderately Conservative Portfolio Class 1 [Member] | Fixed Income Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
Variable Portfolio – Moderately Conservative Portfolio Class 1 [Member] | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Moderately Conservative Portfolio Class 1 [Member] | Money Market Funds 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Variable Portfolio – Moderately Conservative Portfolio Class 1 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio – Conservative Portfolio Class 4 [Member] | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Variable Portfolio – Conservative Portfolio Class 4 [Member] | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Variable Portfolio – Conservative Portfolio Class 4 [Member] | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Variable Portfolio – Conservative Portfolio Class 4 [Member] | Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Variable Portfolio – Conservative Portfolio Class 4 [Member] | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Variable Portfolio – Conservative Portfolio Class 4 [Member] | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Variable Portfolio – Conservative Portfolio Class 4 [Member] | Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – Conservative Portfolio Class 4 [Member] | Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Conservative Portfolio Class 4 [Member] | Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – Conservative Portfolio Class 4 [Member] | Uniform Mortgage-Backed Security TBA07/15/2054 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio – Conservative Portfolio Class 4 [Member] | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Variable Portfolio – Conservative Portfolio Class 4 [Member] | Fixed Income Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.80%
Variable Portfolio – Conservative Portfolio Class 4 [Member] | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Variable Portfolio – Conservative Portfolio Class 4 [Member] | Money Market Funds 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Variable Portfolio – Conservative Portfolio Class 4 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Variable Portfolio – Conservative Portfolio Class 2 [Member] | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Variable Portfolio – Conservative Portfolio Class 2 [Member] | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Variable Portfolio – Conservative Portfolio Class 2 [Member] | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Variable Portfolio – Conservative Portfolio Class 2 [Member] | Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Variable Portfolio – Conservative Portfolio Class 2 [Member] | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Variable Portfolio – Conservative Portfolio Class 2 [Member] | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Variable Portfolio – Conservative Portfolio Class 2 [Member] | Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – Conservative Portfolio Class 2 [Member] | Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Conservative Portfolio Class 2 [Member] | Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – Conservative Portfolio Class 2 [Member] | Uniform Mortgage-Backed Security TBA07/15/2054 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio – Conservative Portfolio Class 2 [Member] | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Variable Portfolio – Conservative Portfolio Class 2 [Member] | Fixed Income Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.80%
Variable Portfolio – Conservative Portfolio Class 2 [Member] | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Variable Portfolio – Conservative Portfolio Class 2 [Member] | Money Market Funds 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Variable Portfolio – Conservative Portfolio Class 2 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Variable Portfolio – Conservative Portfolio Class 1 [Member] | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Variable Portfolio – Conservative Portfolio Class 1 [Member] | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Variable Portfolio – Conservative Portfolio Class 1 [Member] | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Variable Portfolio – Conservative Portfolio Class 1 [Member] | Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Variable Portfolio – Conservative Portfolio Class 1 [Member] | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Variable Portfolio – Conservative Portfolio Class 1 [Member] | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Variable Portfolio – Conservative Portfolio Class 1 [Member] | Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – Conservative Portfolio Class 1 [Member] | Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Conservative Portfolio Class 1 [Member] | Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – Conservative Portfolio Class 1 [Member] | Uniform Mortgage-Backed Security TBA07/15/2054 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio – Conservative Portfolio Class 1 [Member] | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Variable Portfolio – Conservative Portfolio Class 1 [Member] | Fixed Income Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.80%
Variable Portfolio – Conservative Portfolio Class 1 [Member] | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Variable Portfolio – Conservative Portfolio Class 1 [Member] | Money Market Funds 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Variable Portfolio – Conservative Portfolio Class 1 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%